Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000100250 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1],[2]
C000100250 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1],[2]
C000100250 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
C000100250 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1],[2]
C000100250 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1],[2]
C000100250 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[1],[2]
C000100250 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[1],[2]
C000100250 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1],[3]
C000100250 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1],[3]
C000100250 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1],[3]
C000100250 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1],[3]
C000100250 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1],[3]
C000100250 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1],[3]
C000100250 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[1],[3]
C000100250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1],[3]
C000100250 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1],[3],[4]
C000100250 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1],[3]
C000100250 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[3]
C000038033 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[5],[6]
C000038033 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5],[6]
C000038033 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[6]
C000038033 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5],[6]
C000038033 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[5],[6]
C000038033 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[5],[6]
C000038033 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[5],[6]
C000038033 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5],[7]
C000038033 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5],[7]
C000038033 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5],[7]
C000038033 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[5],[7]
C000038033 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[5],[7]
C000038033 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[5],[7]
C000038033 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[5],[7]
C000038033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[5],[7]
C000038033 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5],[7],[8]
C000038033 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[5],[7]
C000038033 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5],[7]
C000006118 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[9],[10]
C000006118 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9],[10]
C000006118 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9],[10]
C000006118 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9],[10]
C000006118 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[9],[10]
C000006118 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[9],[10]
C000006118 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[9],[10]
C000006118 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9],[11]
C000006118 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[9],[11]
C000006118 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[9],[11]
C000006118 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[9],[11]
C000006118 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[9],[11]
C000006118 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[9],[11]
C000006118 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[9],[11]
C000006118 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[9],[11]
C000006118 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9],[11],[12]
C000006118 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[9],[11]
C000006118 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[9],[11]
C000100249 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[13],[14]
C000100249 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[13],[14]
C000100249 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13],[14]
C000100249 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[13],[14]
C000100249 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[13],[14]
C000100249 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[13],[14]
C000100249 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[13],[14]
C000100249 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13],[15]
C000100249 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[13],[15]
C000100249 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[13],[15]
C000100249 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[13],[15]
C000100249 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[13],[15]
C000100249 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[13],[15]
C000100249 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[13],[15]
C000100249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[13],[15]
C000100249 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13],[15],[16]
C000100249 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[13],[15]
C000100249 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[13],[15]
C000006121 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[17],[18]
C000006121 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[17],[18]
C000006121 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[17],[18]
C000006121 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17],[18]
C000006121 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[17],[18]
C000006121 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[17],[18]
C000006121 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[17],[18]
C000006121 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17],[19]
C000006121 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17],[19]
C000006121 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[17],[19]
C000006121 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[17],[19]
C000006121 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[17],[19]
C000006121 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[17],[19]
C000006121 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[17],[19]
C000006121 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[17],[19]
C000006121 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17],[19],[20]
C000006121 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[17],[19]
C000006121 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[17],[19]
C000006125 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[21],[22]
C000006125 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[21],[22]
C000006125 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[21],[22]
C000006125 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[21],[22]
C000006125 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[21],[22]
C000006125 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21],[23]
C000006125 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[21],[23]
C000006125 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[21],[23]
C000006125 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[21],[23]
C000006125 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[21],[23]
C000006125 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[21],[23]
C000006125 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[21],[23]
C000006125 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[21],[23]
C000006125 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[21],[23]
C000006125 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[21],[23]
C000038034 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[24],[25]
C000038034 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[24],[25]
C000038034 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[24],[25]
C000038034 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[24],[25]
C000038034 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[24],[25]
C000038034 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[24],[26]
C000038034 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[24],[26]
C000038034 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[24],[26]
C000038034 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[24],[26]
C000038034 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[24],[26]
C000038034 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[24],[26]
C000038034 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[24],[26]
C000038034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[24],[26]
C000038034 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[24],[26]
C000038034 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24],[26]
C000006122 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[27],[28]
C000006122 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[27],[28]
C000006122 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[27],[28]
C000006122 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[27],[28]
C000006122 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[27],[28]
C000006122 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[27],[29]
C000006122 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[27],[29]
C000006122 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[27],[29]
C000006122 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[27],[29]
C000006122 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[27],[29]
C000006122 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[27],[29]
C000006122 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[27],[29]
C000006122 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[27],[29]
C000006122 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[27],[29]
C000006122 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[27],[29]
C000006124 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[30],[31]
C000006124 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[30],[31]
C000006124 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[30],[31]
C000006124 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[30],[31]
C000006124 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[30],[31]
C000006124 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[30],[32]
C000006124 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[30],[32]
C000006124 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[30],[32]
C000006124 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[30],[32]
C000006124 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[30],[32]
C000006124 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[30],[32]
C000006124 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[30],[32]
C000006124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[30],[32]
C000006124 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[30],[32]
C000006124 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[30],[32]
C000038035 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[33],[34]
C000038035 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[33],[34]
C000038035 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[33],[34]
C000038035 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[33],[34]
C000038035 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[33],[34]
C000038035 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[33],[35]
C000038035 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[33],[35]
C000038035 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[33],[35]
C000038035 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[33],[35]
C000038035 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[33],[35]
C000038035 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[33],[35]
C000038035 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[33],[35]
C000038035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[33],[35]
C000038035 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[33],[35]
C000038035 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33],[35]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.
[5]	Excludes short-term securities.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[8]	Ten largest sectors are presented. Additional sectors are found in Other.
[9]	Excludes short-term securities.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[12]	Ten largest sectors are presented. Additional sectors are found in Other.
[13]	Excludes short-term securities.
[14]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[15]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[16]	Ten largest sectors are presented. Additional sectors are found in Other.
[17]	Excludes short-term securities.
[18]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[19]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[20]	Ten largest sectors are presented. Additional sectors are found in Other.
[21]	Excludes short-term securities.
[22]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[24]	Excludes short-term securities.
[25]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[26]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[27]	Excludes short-term securities.
[28]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[29]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[30]	Excludes short-term securities.
[31]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[32]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[33]	Excludes short-term securities.
[34]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[35]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.